Parent company only financial information (Details Narrative)	12 Months Ended
Jun. 30, 2025
Condensed Financial Statements, Captions [Line Items]
Net assets percent	25.00%
Energys Group Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Net assets percent	25.00%